Schedule of Investments (unaudited) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.2%
City of Birmingham Alabama, GO, CAB, Series A-1, Convertible, 5.00%, 09/01/25(a)	$1,165	$1,221,810
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(b)	5,685	6,049,329

		7,271,139

Arizona(c) — 0.8%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	639,383
Series A, 5.00%, 07/01/49	690	621,253
Series A, 5.00%, 07/01/54	530	469,807
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49	685	599,543
Maricopa County Industrial Development Authority,
Refunding RB, 5.00%, 07/01/54	360	316,065

		2,646,051

California — 15.2%
California Community Housing Agency, RB, M/F Housing(c) 3.00%, 08/01/56	155	102,025
Series A, 5.00%, 04/01/49	265	231,872
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	475	471,028
California Health Facilities Financing Authority,
Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,674,220
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(a)	10,100	11,290,386
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,433,906
California Statewide Communities Development
Authority, Refunding RB, 4.00%, 03/01/48	3,175	2,822,823
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	150	103,747
CSCDA Community Improvement Authority, RB, M/F Housing(c) 5.00%, 09/01/37	130	125,189
4.00%, 10/01/56	195	158,112
4.00%, 12/01/56	230	165,066
Series A, 4.00%, 06/01/58	1,170	912,969
Senior Lien, 3.13%, 06/01/57	690	474,479
Series A, Senior Lien, 4.00%, 12/01/58	955	739,041
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	3,370	3,377,711
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, 6.25%, 08/01/43	1,580	1,562,666
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	4,100	3,859,236
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	2,650	2,657,862
San Diego County Regional Airport Authority, ARB,
Series A, Subordinate, 4.00%, 07/01/51	2,730	2,703,418
San Diego Unified School District, GO, Series C,
Election 2008, 0.00%, 07/01/38(d)	2,000	1,135,624
San Diego Unified School District, GO, CAB(d)
Series K-2, 0.00%, 07/01/38	1,745	965,139
Series K-2, 0.00%, 07/01/39	2,115	1,108,383
Series K-2, 0.00%, 07/01/40	2,715	1,362,772

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, CAB(d) (continued)
Series G, Election 2008, 0.00%, 01/01/24(a)	$3,425	$1,749,080
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,117,000
State of California, Refunding GO, 4.00%, 03/01/46	2,695	2,736,018
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(d)	10,000	6,001,960

		51,041,732

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series B, 5.25%, 11/15/53	5,000	5,541,140
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(c)	1,055	922,584

		6,463,724

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	745,121
Series A, 5.00%, 07/01/48	2,110	1,939,611

		2,684,732

District of Columbia — 3.3%
District of Columbia Tobacco Settlement Financing
Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,766,741
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,140	1,210,373

		10,977,114

Florida — 7.8%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,821,422
Capital Trust Agency, Inc., RB(c)
Series A, 5.00%, 06/01/45	615	533,282
Series A, 5.50%, 06/01/57	220	194,713
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,495	3,584,965
County of Miami-Dade Seaport Department, ARB,
Series A, 6.00%, 10/01/23(a)	2,770	2,800,952
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	3,090	3,239,992
Florida Development Finance Corp., RB 6.50%, 06/30/57(c)	420	415,400
Series A, 5.00%, 06/15/56	580	561,416
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(c)	340	317,591
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	3,989,459
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,000	3,693,212
Orange County Health Facilities Authority, Refunding RB 5.00%, 08/01/41	630	651,399
5.00%, 08/01/47	1,845	1,907,667
Preserve at South Branch Community Development District, SAB 4.00%, 11/01/39	300	261,752
4.00%, 11/01/50	500	393,186
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,342,082

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Westside Community Development District, Refunding SAB(c) 4.10%, 05/01/37	$260	$234,846
4.13%, 05/01/38	260	233,328

		26,176,664

Georgia — 2.2%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	245	219,610
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	545	569,175
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	275	275,240
Series A, 4.00%, 12/01/48	410	409,134
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	607,937
Series A, 5.00%, 05/15/43	775	776,190
Series B, 5.00%, 12/01/52(b)	4,355	4,561,832

		7,419,118

Idaho — 0.5%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,612,087

Illinois — 11.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,676,115
Series A, 5.00%, 12/01/40	1,540	1,551,984
Series A, 5.00%, 12/01/47	450	442,913
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,451,223
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	3,500	3,548,752
Cook County Community College District No. 508, GO 5.13%, 12/01/38	7,700	7,704,220
5.50%, 12/01/38	1,000	1,002,824
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	547,369
Series A, 5.00%, 02/15/50	310	295,660
Illinois Finance Authority, Refunding RB
Series B, 4.00%, 08/15/41	900	837,019
Series C, 4.13%, 08/15/37	3,130	3,055,900
Series C, 5.00%, 08/15/44	390	392,937
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 10/01/43	3,000	2,752,530
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,226,170
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	672,050
State of Illinois, GO, 5.50%, 05/01/39	1,840	2,014,388

		37,172,054

Indiana — 0.1%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	525	487,961

Iowa — 0.9%
Iowa Finance Authority, RB, 5.50%, 07/01/23(a)	3,000	3,011,280

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB 5.00%, 10/01/48	1,970	1,836,779

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued)
Series A, 5.00%, 01/01/47	$2,370	$2,377,530
Massachusetts Development Finance Agency, Refunding RB 5.00%, 07/01/37	190	192,735
5.00%, 09/01/43	1,750	1,783,472
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	428,409

		6,618,925

Michigan — 4.0%
Michigan Finance Authority, RB, Series S, 5.00%, 11/01/44	5,860	5,984,185
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	2,235	2,288,079
Michigan State Building Authority, Refunding RB,
Series I, 5.00%, 10/15/45	965	993,011
Michigan State Housing Development Authority, RB,
M/F Housing, Series A, AMT, 3.80%, 10/01/38	3,965	3,768,364
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	430	434,047

		13,467,686

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,341,844

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 611, SAB 4.00%, 06/01/40	450	380,438
4.13%, 06/01/50	1,145	887,491
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	760	772,314
5.00%, 07/01/45	530	530,348

		2,570,591

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(b)(c)	450	335,719

New Jersey — 7.9%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	500	524,265
New Jersey Economic Development Authority, RB(a)
Series DDD, 5.00%, 06/15/27	375	410,466
Series WW, 5.00%, 06/15/25	1,620	1,690,394
Series WW, 5.25%, 06/15/25	550	576,993
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	945,878
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	1,605	1,701,582
New Jersey Transportation Trust Fund Authority, RB
Series BB, 4.00%, 06/15/50	3,000	2,785,425
Series D, 5.00%, 06/15/32	900	927,151
Series S, 5.25%, 06/15/43	2,150	2,293,790
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	4,050	2,383,360
Series A, 0.00%, 12/15/38	5,845	2,894,631

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	$340	$364,389
Series A, 4.00%, 06/15/40	1,690	1,660,440
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	720	735,386
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	1,853,443
Series A, 5.25%, 06/01/46	1,725	1,797,134
Sub-Series B, 5.00%, 06/01/46	3,130	3,105,260

		26,649,987

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	152,910

New York — 11.2%
City of New York, GO, Series B, 5.25%, 10/01/47	100	111,761
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,182,822
Series C-1, 5.00%, 11/15/56	1,690	1,710,841
New York City Municipal Water Finance Authority, RB
Series AA-1, 4.00%, 06/15/51	12,400	12,099,622
Series AA-1, 5.25%, 06/15/52	230	257,432
New York City Municipal Water Finance Authority,
Refunding RB, Series DD, 4.13%, 06/15/46	5,670	5,607,897
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,269,964
New York Liberty Development Corp., Refunding RB, Series 1, 5.00%, 11/15/44(c)	1,240	1,196,333
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/54	4,115	3,873,915
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	2,470,687
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	1,000	977,375
Series A, 5.00%, 05/15/48	1,000	1,098,701
Series A, 4.13%, 05/15/53	1,000	975,495
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.50%, 05/15/52	4,340	5,003,109

		37,835,954

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Class A, 3.70%, 01/01/46	495	448,513

Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 3.00%, 06/01/48	1,085	793,922
Series B-2, Class 2, 5.00%, 06/01/55	5,965	5,558,300

Security	Par (000)	Value

Ohio (continued)
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	$5,175	$5,181,764
Northwest Local School District/Hamilton & Butler
Counties, GO, 4.00%, 12/01/50	2,645	2,543,641

		14,077,627

Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,115	578,037
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, Convertible, (GTD), 5.00%, 06/15/36	945	1,026,619

		1,604,656

Pennsylvania — 6.3%
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	105	81,318
4.00%, 07/01/51	100	73,503
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	3,230	3,184,202
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	1,040,300
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	800	723,134
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,745,275
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,283,248
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/47	2,415	2,317,313
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	715,680
Series B, 5.00%, 12/01/40	1,060	1,093,544
Series C, 5.50%, 12/01/23(a)	630	638,157
Series A, Subordinate, 4.00%, 12/01/46	1,605	1,542,307
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	872,469

		21,310,450

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	6,639	6,232,965
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	6,226	1,692,930
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	5,423	5,215,099
Series A-2, Restructured, 4.78%, 07/01/58	349	323,249
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,567,966
Series B-1, Restructured, 4.75%, 07/01/53	536	501,118
Series B-2, Restructured, 4.78%, 07/01/58	520	482,566

		16,015,893

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 5.2%
South Carolina Jobs-Economic Development Authority, RB(c) 5.00%, 01/01/55	$1,095	$932,434
7.50%, 08/15/62	505	488,910
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	1,645	1,605,125
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	7,023,016
Series E, 5.50%, 12/01/53	1,610	1,617,876
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	2,360	2,370,741
Spartanburg Regional Health Services District,
Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,322,480

		17,360,582

South Dakota — 0.5%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(a)	1,760	1,850,269

Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	35,815
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	1,575	1,694,329
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, 4.35%, 01/01/48	2,500	2,419,085

		4,149,229

Texas — 19.2%
Arlington Higher Education Finance Corp., RB(c) 7.50%, 04/01/62	530	562,585
7.88%, 11/01/62	450	462,792
City of Lubbock Texas Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/51	5,200	4,883,299
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(d)	10,030	8,106,748
County of Harris Texas, Refunding GO(d)
(NPFGC), 0.00%, 08/15/25	7,485	6,994,785
(NPFGC), 0.00%, 08/15/28	10,915	9,444,236
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	755	741,876
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,101,968
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 0.00%, 10/01/46	2,365	2,540,798
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 10/01/51	3,900	2,915,238
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(a)	5,965	2,490,173
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,442,739
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,424,204
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,418,804
Katy Independent School District, GO, (PSF), 4.00%, 02/15/52	3,000	2,882,181
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(d)	3,775	1,860,803
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(a)(d)	2,340	1,330,058

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	$580	$505,436
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 08/15/40	4,000	4,004,848
North Texas Tollway Authority, RB(a)
Series B, 0.00%, 09/01/31(d)	1,975	981,522
Series C, Convertible, 6.75%, 09/01/31	2,500	3,292,863
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	288,176

		64,676,132

Utah(c) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	235	208,456
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	392,083

		600,539

Virginia — 6.1%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/52	5,215	5,013,143
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	5,750	5,894,929
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,149,395
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	1,375	1,298,257
4.00%, 09/01/48	885	699,651
Virginia College Building Authority, RB, 4.00%, 02/01/42	5,000	5,090,270
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	895	834,108
Series G, 5.15%, 11/01/52	505	530,523

		20,510,276

Washington — 3.3%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	3,885	3,997,164
Washington State Convention Center Public Facilities District, RB, Class B, 3.00%, 07/01/58	8,690	5,745,419
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(c)	1,400	1,232,332

		10,974,915

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	2,728,856

Wisconsin — 1.9%
Public Finance Authority, RB 5.00%, 10/15/51(c)	270	235,647
Class A, 5.00%, 06/15/51(c)	305	252,180
Class A, 6.00%, 06/15/52	175	167,251
Class A, 5.00%, 06/15/56(c)	400	324,285
Class A, 6.13%, 06/15/57	200	192,531
Series A, 5.00%, 07/15/39(c)	120	107,638
Series A, 5.00%, 10/15/40(c)	1,260	1,186,750
Series A, 5.00%, 07/15/49(c)	455	379,097
Series A, 5.00%, 07/15/54(c)	215	175,570
Series A, 5.00%, 07/01/55(c)	395	343,769

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A-1, 4.50%, 01/01/35(c)	$685	$610,649
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(c)	375	315,028
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	1,895	1,980,688

		6,271,083

Total Municipal Bonds — 127.4% (Cost: $424,403,821)		428,516,292

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 2.9%
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	10,000	9,801,460

Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,931,160

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/47(a)	5,363	5,840,919

Nebraska — 1.6%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(b)	5,220	5,446,856

New York — 10.5%
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/35	1,845	1,897,813
New York City Transitional Finance Authority Future Tax Secured Revenue, RB,
Series B-1, Subordinate, 4.00%, 08/01/36	7,350	7,611,785
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	8,805,551
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	5,725,603
Port Authority of New York & New Jersey, Refunding ARB, Series 230, 5.25%, 12/01/52(f)	10,000	11,105,453

		35,146,205

Virginia — 1.1%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,836,514

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.8% (Cost: $69,313,601)		70,003,114

Total Long-Term Investments — 148.2% (Cost: $493,717,422)		498,519,406

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(g)(h)	6,879,827	$6,879,139

Total Short-Term Securities — 2.1% (Cost: $6,879,726)		6,879,139

Total Investments — 150.3% (Cost: $500,597,148)		505,398,545

Other Assets Less Liabilities — 2.6%		8,644,767

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1)%		(40,547,963)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.8)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$336,295,349

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 1, 2030, is $6,934,789.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$6,877,582	(a)	$—	$2,143	$(586)	$6,879,139	6,879,827	$142,184	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	66	06/21/23	$7,620	$(159,871)
U.S. Long Bond	108	06/21/23	14,243	(420,253)
5-Year U.S. Treasury Note	71	06/30/23	7,807	(120,971)

				$(701,095)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Bonds	$—	$428,516,292	$—	$428,516,292
Municipal Bonds Transferred to Tender Option Bond Trusts	—	70,003,114	—	70,003,114
Short-Term Securities Money Market Funds	6,879,139	—	—	6,879,139

	$6,879,139	$498,519,406	$—	$505,398,545

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(701,095)	$—	$—	$(701,095)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(40,183,237)	$—	$(40,183,237)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(177,383,237)	$—	$(177,383,237)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

7